SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash

	December 31,	December 31,	December 31,
	2019	2018	2017
Cash and cash equivalents	$223.5	$215.1	$388.0
Restricted cash included in other current assets	10.2	10.2	10.2
Total cash, cash equivalents, and restricted cash	$233.7	$225.3	$398.2

Schedule of inventory

	December 31,	December 31,
	2019	2018
Inventories
Raw materials	$180.2	$201.0
Finished Products	162.6	201.4
Work in process	58.2	84.1
Total inventories	$401.0	$486.5

Schedule of property, plant and equipment

	December 31,	December 31,
	2019	2018
Property, plant and equipment, net
Machinery and equipment	$280.7	$254.8
Buildings	243.2	234.0
Land	46.7	51.7
Construction in progress	21.9	15.9
Property, plant and equipment, at cost	592.5	556.4
Less: Accumulated depreciation	(164.3)	(114.7)
Property, plant and equipment, net	$428.2	$441.7

Schedule of provision for product warranty

	December 31,	December 31,	December 31,
	2019	2018	2017
Beginning balance	$44.9	$40.0	$37.4
Provision charge to expense	48.7	41.0	32.4
Paid/utilized	(50.3)	(36.1)	(29.8)
Ending balance	$43.3	$44.9	$40.0